Significant Accounting Policies (Details Narrative) $ in Millions				12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2022 CNY (¥)	Oct. 26, 2017 CNY (¥)
Product Information [Line Items]
Cash at bank							$ 9.5	¥ 66,800,000	$ 9.6	¥ 69,300,000
Cast at bank denominate								77,700,000		48,200,000
Cash and cash equivalents								¥ 87,600,000		¥ 58,100,000
Variable interest entity							60.60%	60.60%	49.40%	49.40%
Restricted cash			¥ 5,000,000			¥ 5,000,000		¥ 26,086,000		¥ 5,000,000
Escrow deposits								3,000,000
Bank loan								20,000,000
Bank deposits								230,000		32,400,000
Wealth management products										3,000,000.0
Interest income				¥ 10,000.00	¥ 80,000.00	160,000
Provision of allowance for current expected credit losses				1,200,000	3,200,000	1,200,000
Goodwill impairment	¥ 0	¥ 0	0
Goodwill								84,609,000		84,609,000		¥ 84,600,000
Recognized revenue amount				¥ 1,400,000	¥ 4,300,000	900,000
Opening contract liabilities balance			4,300,000			4,300,000				1,800,000	¥ 900,000
Unsatisfied performance obligations								1,000,000.0
Contract assets								0		0
Accounts receivable, net								1,145,752,000		982,479,000
Deferred government grants			1,400,000			1,400,000		1,400,000		1,400,000
Unamortized portion of deferred government grants
Accrued employee benefits								70,600,000		63,400,000
Effective income tax rate				50.00%
Statutory surplus percentage				50.00%
Cash, Cash Equivalents, and Short-Term Investments								¥ 82,700,000		¥ 53,200,000
Percentage of cash equivalents and restricted cash				48.50%	43.40%
Consolidated Entity, Excluding Consolidated VIE [Member]
Product Information [Line Items]
Statutory surplus percentage				50.00%
Agency Agreements [Member]
Product Information [Line Items]
Finite lived intangible asset useful life							2 years	2 years	2 years	2 years
Sales Channel, Directly to Consumer [Member]
Product Information [Line Items]
Property plant and equipment useful life							2 years	2 years
License [Member]
Product Information [Line Items]
Amortization of estimated useful lives				10 years
Term of validity on intangible assets				5 years